Restructuring and other non-recurring costs (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Acces Industriel in Canada for the settlement	$ 412,000	$ 1,392,000	$ 1,662,000
Provision used, other provisions	225,000
Tembo SPAC merger [member]
IfrsStatementLineItems [Line Items]
Payroll tax	100,000
Uk input tax claimed in prior years [member]
IfrsStatementLineItems [Line Items]
Acces Industriel in Canada for the settlement		596,000
Provision used, other provisions	$ 200,000	$ 1,400,000	1,800,000
Provisions used other			$ 1,000,000